Note 24. Commitments and Contingencies (Tables)	12 Months Ended
Oct. 31, 2012
Contractual Obligation, Fiscal Year Maturity Schedule [Table Text Block]
Years ended October 31	Operating Leases	Other Contractual Commitments
2013	$1,844	$52,091
2014	1,101	44,139
2015	990	32,898
2016	989	49,974
2017	1,137	26,844
Thereafter	909	82,803
	$6,970	$288,749